Investment Properties - Schedule of Future Aggregate Lease Collection Under Operating Lease for Investment Properties (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 2,509	$ 2,427
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	309	274
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	272	248
Year 3 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	244	217
Year 4 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	237	192
Year 5 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	214	190
Onwards [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 1,233	$ 1,306